Net Debt (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Interest bearing loans and borrowings
Non-current installments of loans at beginning of period		$ (22,365)
Non-current instalments of loans - Cash Flow		(4,973)
Non-current instalments of loans - Acquisitions		(3)
Non-current installments of loans - Non-cash & Other		(2)
Non-current installments of loans - Exchange Movements		118
Non-current installments of loans at end of period	[1]	(27,225)
Non-current installments of leases at beginning of period		(857)
Non-current instalments of leases - Acquisitions		(12)
Non-current installments of leases - Non-cash & Other		(97)
Non-current installments of leases - Exchange Movements		17
Non-current installments of leases at end of period	[1]	(949)
Total long-term debt at beginning of period		(23,222)
Total long-term debt - Cash Flow		(4,973)
Total long-term debt - Non-cash & Other		(99)
Total long-term debt - Acquisitions		(15)
Total long-term debt - Exchange Movements		135
Total long-term debt at end of period		(28,174)
Current instalments of loans at beginning of period		(4,614)
Current instalments of loans - Cash Flow		2,583
Current instalments of loans - Acquisitions		(9)
Current instalments of loans - Non-cash & Other		(5)
Current instalments of loans - Exchange Movements		27
Current instalments of loans at end of period		(2,018)
Current instalments of leases at beginning of period		(271)
Current instalments of leases - Cash Flow		174
Current instalments of leases - Acquisitions		(6)
Current instalments of leases - Non-cash & Other		(197)
Current instalments of leases - Exchange Movements		8
Current instalments of leases at end of period	[1]	(292)
Interest-bearing loans and borrowings at beginning of period		(5,129)
Interest-bearing loans and borrowings at end of period	[1]	(5,067)
Total current debt at beginning of period		(5,400)
Total current debt - Cash Flow		219
Total current debt - Acquisitions		(15)
Total current debt - Non-cash & Other		(202)
Total current debt - Exchange Movements		39
Total current debt at end of period		(5,359)
Gross borrowings at beginning of period		(28,622)
Gross borrowings - Cash Flow		(4,754)
Gross borrowings - Acquisitions		(30)
Gross borrowings - Non-cash & Other		(301)
Gross borrowings - Exchange Movements		174
Gross borrowings at end of period		(33,533)
Net derivative financial instruments at beginning of period		150
Net derivative financial instruments - Cash Flow		65
Net derivative financial instruments - Non-cash & Other		(82)
Net derivative financial instruments at end of period		133
Net borrowings at beginning of period		(28,472)
Net borrowings - Cash Flow		(4,689)
Net borrowings - Acquisitions		(30)
Net borrowings - Non-cash & Other		(383)
Net borrowings - Exchange Movements		174
Net borrowings at end of period		(33,400)
Cash and cash equivalents at the beginning of the period		5,840
Cash and cash equivalents - Cash Flow		885
Cash and cash equivalents - Acquisitions		242
Cash and cash equivalents - Exchange Movements		(51)
Cash and cash equivalents at the end of the period	[1]	6,916
Other investments - current at beginning of period		122
Other investments, current - Cash Flow		(42)
Other investments - current - Acquisitions		87
Other investments, current - Exchange Movements		(7)
Other investments - current at end of period	[1]	160
Cash and investments at beginning of period		5,962
Cash and investments - Cash Flow		843
Cash and investments - Acquisitions		329
Cash and investments - Exchange Movements		(58)
Cash and investments at end of period		7,076
Net debt at beginning of period		(22,510)
Net debt - Cash Flow		(3,846)
Net debt - Acquisitions		299
Net debt - Non-cash & Other		(383)
Net debt - Exchange Movements		116
Net debt at end of period		(26,324)
Cash collateral on financial derivatives		202	$ 215
Cash collateral posted by the Group		97	102
Increase (decrease) in net debt		3,814
Acerta Pharma
Interest bearing loans and borrowings
Share purchase liability		0	$ 833
Commercial paper
Interest bearing loans and borrowings
Current borrowings and current portion of non-current borrowing - Cash Flow		(2,453)
Interest-bearing loans and borrowings at end of period		(2,453)
Collateral received from derivative counterparties
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(215)
Current borrowings and current portion of non-current borrowing - Cash Flow		13
Interest-bearing loans and borrowings at end of period		(202)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(97)
Current borrowings and current portion of non-current borrowing - Cash Flow		(63)
Current borrowings and current portion of non-current borrowing - Exchange Movements		5
Interest-bearing loans and borrowings at end of period		(155)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(203)
Current borrowings and current portion of non-current borrowing - Cash Flow		(35)
Current borrowings and current portion of non-current borrowing - Exchange Movements		(1)
Interest-bearing loans and borrowings at end of period		$ (239)

[1]	The Condensed consolidated statement of financial position as at 30 June 2024 and 30 June 2023 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2023 has been audited by PricewaterhouseCoopers LLP.